Other net income/(loss)	9 Months Ended
Mar. 31, 2022
Other net income/(loss)
Other net income/(loss)
7	Other net income/(loss)

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Net foreign exchange loss	(18,745)	(2,946)	(104,111)	(14,435)
Losses on disposal of property, plants and equipment and intangible assets	(654)	(662)	(1,449)	(2,560)
Investment income from other investments	24,354	13,748	39,319	54,194
Scrap income	3,158	2,693	8,420	9,080
Net change in fair value of other investments	639	(1,763)	1,076	3,558
Losses on surrender of leases	—	(7,956)	—	(7,956)
Others	(326)	(2,615)	(5,584)	4,582
	8,426	499	(62,329)	46,463